Shareholder Loan	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Shareholder Loan

During the period ended March 31, 2015, the Company received aggregate advances of $Nil (2014 - $278) and made aggregate payments of $6,954 (2014 - $7,293) with a shareholder. The advances are non-interest bearing and payable on demand.